CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities:
Net income/(loss)	¥ (711,240,000)	$ (103,120)	¥ (124,615,000)	¥ 75,427,000
Adjustments for:
Depreciation and amortization expense	421,345,000	61,089	396,906,000	343,381,000
Amortization of right-of-use assets	27,716,000	4,018
Provision for allowance of doubtful accounts	3,435,000	498	3,206,000	5,302,000
Impairments of property, equipment and software	21,560,000	3,126	0	0
Inventory write-downs	9,273,000	1,344	0	0
Change in fair value of derivative instruments	2,592,000	376
Foreign exchange losses/(gains)	(3,787,000)	(549)	7,935,000	485,000
Change in fair value of warrant liabilities				7,442,000
Change in fair value of short-term investments	(12,539,000)	(1,818)	(6,272,000)	(5,521,000)
Share-based compensation expenses	28,245,000	4,095	30,673,000	29,755,000
Deferred income taxes	(65,431,000)	(9,487)	554,000	17,661,000
Amortization of entry fees	217,819,000	31,581	458,897,000	239,432,000
Loss on disposal of property, equipment and software	21,303,000	3,089	7,638,000
Gain on derecognition of financing payable and accounts payable	(21,669,000)	(3,142)
Amortization and impairment of prepayments to location partners	353,745,000	51,288	167,167,000
Changes in assets and liabilities:
Accounts and notes receivable	586,000	85	(4,966,000)	178,000
Prepayments and other current assets	19,724,000	2,859	(687,515,000)	(257,125,000)
Other non-current assets	(127,160,000)	(18,436)	(140,933,000)	(61,935,000)
Accounts and notes payable	149,258,000	21,640	(45,381,000)	117,961,000
Salary and welfare payable	(9,177,000)	(1,331)	48,008,000	12,302,000
Tax payable	192,574,000	27,921	56,784,000	32,520,000
Financing payable	21,937,000	3,181	17,300,000	14,493,000
Accruals and other current liabilities	25,368,000	3,679	29,276,000	(35,640,000)
Inventory	(5,951,000)	(863)	(4,373,000)
Other non-current liabilities	172,834,000	25,058	16,489,000
Lease liabilities	(24,218,000)	(3,511)
Net cash generated from operating activities	708,142,000	102,670	226,778,000	536,118,000
Cash flows from investing activities:
Purchase of property, equipment and software from third parties	(439,554,000)	(63,729)	(262,993,000)	(133,789,000)
Purchase of property, equipment and software from a related party	(3,324,000)	(482)	(209,397,000)	(283,129,000)
Proceeds from disposal of property and equipment	3,710,000	538
Purchase of short-term investments	(7,689,412,000)	(1,114,860)	(2,223,897,000)	(304,800,000)
Proceeds from maturities of short-term investments	7,104,583,000	1,030,068	982,000,000	460,231,000
Net cash used in investing activities	(1,023,997,000)	(148,465)	(1,714,287,000)	(261,487,000)
Cash flows from financing activities:
Proceeds from IPO, net of underwriter discounts and commissions and other offering costs paid			896,320,000
Proceeds from borrowings from third parties				169,500,000
Repayment of borrowings to third parties			(24,500,000)	(336,000,000)
Proceeds from borrowings from a related party				50,000,000
Repayment of borrowings to a related party				(50,000,000)
Payment of deposit for capital lease to a related party				8,600,000
Proceeds of deposit refund from a related party				8,600,000
Proceeds of financing from network partners	1,758,000	255	3,445,000	115,387,000
Repayment of financing to network partners	(60,478,000)	(8,768)	(95,063,000)	(27,886,000)
Repurchase of Class A ordinary shares	(19,738,000)	(2,862)	(5,932,000)
Proceeds from exercise of options	4,000	1
Net cash generated from/(used in) financing activities	(78,454,000)	(11,374)	1,563,397,000	654,571,000
Effect of exchange rate changes on cash and cash equivalents and restricted cash	42,095,000	6,103	(42,794,000)	(6,234,000)
Net increase/(decrease) in cash and cash equivalents and restricted cash	(352,214,000)	(51,066)	33,094,000	922,968,000
Cash and cash equivalents and restricted cash at the beginning of year	1,336,595,000	193,788	1,303,501,000	380,533,000
Cash and cash equivalents and restricted cash at the end of year	984,381,000	142,722	1,336,595,000	1,303,501,000
Supplemental disclosures of cash flow information:
Cash paid for income taxes			5,383,000	5,728,000
Cash paid for interest to third parties	9,260,000	1,343	20,646,000	24,238,000
Cash paid for interest to a related party				1,032,000
Supplemental disclosures of non-cash investing and financing activities:
Accretion to redemption value of convertible redeemable preferred shares			4,729,719,000	3,206,324,000
Conversion of convertible redeemable preferred shares to ordinary shares			10,880,708,000
Changes in property, equipment and software in accounts and notes payable	43,788,000	6,349	(33,473,000)	(18,875,000)
Changes in property, equipment and software in other non-current assets	4,882,000	708	14,727,000	9,032,000
Changes in property, equipment and software in amounts due to a related party	(23,290,000)	(3,377)	54,649,000	(115,341,000)
Changes in property, equipment and software in long-term prepayment to a related party	¥ 19,965,000	$ 2,895	(3,554,000)	65,817,000
Series A-1 Convertible Redeemable Preferred Shares
Cash flows from financing activities:
Proceeds from collection of receivables from issuance of Convertible Redeemable Preferred Shares				1,631,000
Series C-1 Convertible Redeemable Preferred Shares
Cash flows from financing activities:
Payment of issuance cost of Series C-1 Convertible Redeemable Preferred Shares				(8,919,000)
Series C-2 Convertible Redeemable Preferred Shares
Cash flows from financing activities:
Proceeds from collection of receivables from issuance of Convertible Redeemable Preferred Shares				22,765,000
Series D-1 Convertible Redeemable Preferred Shares
Cash flows from financing activities:
Proceeds from issuance of Convertible Redeemable Preferred Shares, net of issuance costs			(4,671,000)	¥ 718,093,000
Series D-2 Convertible Redeemable Preferred Shares
Cash flows from financing activities:
Proceeds from collection of receivables from issuance of Convertible Redeemable Preferred Shares			¥ 793,798,000